Operating Segments (Schedule of Segment Assets Consist of Current Assets, Fixed Assets and Intangible Assets) (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Statement Line Items [Line Items]
Revenues	€ 4,214	€ 10,303	€ 18,988
Operating expenses	(2,146)	(3,455)	(6,638)
Depreciation expenses	(1,447)	(3,043)	(6,416)
Gross profit (loss)	621	3,805	5,934
Project development costs	(2,338)	(2,714)	(4,213)
General and administrative expenses	(2,204)	(1,879)	(3,827)
Share of profits of equity accounted investee	850	31	3,086
Other income, net			(2,100)
Capital gain (loss)			18,770
Operating profit (Loss)	(3,071)	(757)	17,650
Financing income	886	870	1,827
Financing income in connection with derivatives and warrants, net	1,099	460	897
Financing expenses, net	(3,095)	(4,457)	(10,877)
Loss before taxes on income	(4,181)	(3,884)	9,497
Segment assets	361,628	288,081	310,172
Italy [Member]
Statement Line Items [Line Items]
Revenues		5,274	10,082
Operating expenses		(582)	(1,422)
Depreciation expenses		(1,710)	(3,668)
Gross profit (loss)		2,982	4,992
Segment assets	518	54,194
Spain [Member]
Statement Line Items [Line Items]
Revenues	1,241	1,553	2,987
Operating expenses	(227)	(274)	(504)
Depreciation expenses	(453)	(450)	(903)
Gross profit (loss)	561	829	1,580
Segment assets	15,841	18,591	16,324
Israel [Member]
Statement Line Items [Line Items]
Revenues	2,060	2,151	4,114
Operating expenses	(154)	(169)	(325)
Depreciation expenses	(1,174)	(1,107)	(2,271)
Gross profit (loss)	732	875	1,518
Segment assets	37,096	37,104	38,942
Talasol [Member]
Statement Line Items [Line Items]
Revenues
Operating expenses
Depreciation expenses	(28)		(30)
Gross profit (loss)	(28)		(30)
Segment assets	190,768	105,228	118,848
Bio Gas [Member]
Statement Line Items [Line Items]
Revenues	2,437	2,941	4,786
Operating expenses	(1,765)	(2,430)	(4,387)
Depreciation expenses	(726)	(659)	(1,353)
Gross profit (loss)	(54)	(148)	(954)
Segment assets	18,395	18,808	18,463
Dorad [Member]
Statement Line Items [Line Items]
Revenues	28,836	29,890	63,416
Operating expenses	(22,841)	(23,755)	(48,558)
Depreciation expenses	(2,600)	(2,414)	(5,031)
Gross profit (loss)	3,395	3,721	9,827
Segment assets	110,970	109,492	116,561
Manara [Member]
Statement Line Items [Line Items]
Revenues
Operating expenses
Depreciation expenses
Gross profit (loss)
Segment assets	2,318	2,631	2,473
Total reportable segments [Member]
Statement Line Items [Line Items]
Revenues	34,574	41,809	85,385
Operating expenses	(24,987)	(27,210)	(55,196)
Depreciation expenses	(4,981)	(6,340)	(13,256)
Gross profit (loss)	4,606	8,259	16,933
Segment assets	375,906	346,048	311,611
Reconciliations [Member]
Statement Line Items [Line Items]
Revenues	(30,360)	(31,506)	(66,397)
Operating expenses	22,841	23,755	48,558
Depreciation expenses	3,534	3,297	6,840
Gross profit (loss)	(3,985)	(4,454)	(10,999)
Segment assets	€ (14,280)	€ (57,967)	€ (1,439)